Common and Preferred Shares - Schedule of Common Shares (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of classes of share capital [line items]
Beginning Balance		$ 67,680	$ 61,625	$ 57,821
Issued in relation to share-based payments, net	[1]	7	6	8
Ending Balance		$ 70,192	$ 67,680	$ 61,625
Common shares [member]
Disclosure of classes of share capital [line items]
Outstanding at beginning of year		1,227,027,624	1,199,231,715
Issued in relation to share-based payments, net		4,111,476	2,238,468
Issued in relation to the acquisition of a subsidiary or associated corporation		21,250	33,788,141
Repurchased for cancellation under the Normal Course Issuer Bid		(15,028,100)	(8,230,700)
Outstanding at end of year		1,216,132,250	1,227,027,624	1,199,231,715
Beginning Balance		$ 18,234	$ 15,644
Issued in relation to share-based payments, net		253	135
Issued in relation to the acquisition of a subsidiary or associated corporation		2	2,573
Repurchased for cancellation under the Normal Course Issuer Bid		(225)	(118)
Ending Balance		$ 18,264	$ 18,234	$ 15,644

[1]	Represents amounts on account of share-based payments (refer to Note 26).